Legal Proceedings and Contingent Liabilities	6 Months Ended
Jun. 30, 2019
Legal Proceedings and Contingent Liabilities
Legal Proceedings and Contingent Liabilities

5   Legal  Proceedings  And  Contingent  Liabilities

AstraZeneca is involved in various legal proceedings considered typical to its business, including litigation and investigations relating to product liability, commercial disputes, infringement of intellectual property rights, the validity of certain patents, anti-trust law and sales and marketing practices. The matters discussed below constitute the more significant developments since publication of the disclosures concerning legal proceedings in the Company’s Annual Report and Form 20‑F Information 2018 (the Disclosures). Unless noted otherwise below or in the Disclosures, no provisions have been established in respect of the claims discussed below.

As discussed in the Disclosures, for the majority of claims in which AstraZeneca is involved it is not possible to make a reasonable estimate of the expected financial effect, if any, that will result from ultimate resolution of the proceedings. In these cases, AstraZeneca discloses information with respect only to the nature and facts of the cases but no provision is made.

In cases that have been settled or adjudicated, or where quantifiable fines and penalties have been assessed and which are not subject to appeal, or where a loss is probable and the Company is able to make a reasonable estimate of the loss, AstraZeneca records the loss absorbed or makes a provision for our best estimate of the expected loss.

The position could change over time and the estimates the Company has made and upon which AstraZeneca has relied in calculating these provisions are inherently imprecise. There can, therefore, be no assurance that any losses that result from the outcome of any legal proceedings will not exceed the amount of the provisions that have been booked in the accounts. The major factors causing this uncertainty are described more fully in the Disclosures and herein.

AstraZeneca has full confidence in, and will vigorously defend and enforce, its intellectual property.

Matters disclosed in respect of the second quarter of 2019 and to 25 July 2019

Patent litigation

Imfinzi

US patent proceedings

As previously disclosed, in July 2017, Bristol-Myers Squibb, E.R. Squibb & Sons LLC, Ono Pharmaceutical Co and Tasuku Honjo filed a patent infringement action in the US District Court for the District of Delaware relating to AstraZeneca’s commercialisation of Imfinzi. The case was dismissed without prejudice on 14 June 2019.

Faslodex

US patent proceedings

As previously disclosed, in December 2018, AstraZeneca filed a patent infringement lawsuit in the US District Court for the District of New Jersey (the District Court) relating to four patents listed in the FDA Orange Book with reference to Faslodex after receiving a Paragraph IV notice relating to an Abbreviated NDA (ANDA) seeking US FDA approval to market a  generic version of Faslodex prior to the expiration of AstraZeneca’s patents. In June 2019, AstraZeneca settled this lawsuit against the ANDA filer, and the District Court entered a consent judgment ending the lawsuit. AstraZeneca has now resolved all US patent infringement lawsuits that it had previously filed relating to the four listed patents that reference Faslodex, and the District Court has entered consent judgments ending all of those lawsuits.

Patent proceedings outside the US

In Italy, in May 2016, Actavis Group Ptc ehf and Actavis Italy S.p.A filed an action alleging that the Italian part of AstraZeneca’s European Patent No. 2,266,573 (the ‘573 patent) was invalid.  In July 2019, the Court of Milan determined that the ‘573 patent is invalid.

Symbicort

US patent proceedings

As previously disclosed, beginning in October 2018, AstraZeneca initiated ANDA litigation against Mylan Pharmaceuticals Inc. (Mylan) and 3M Company (3M) and, separately, ANDA litigation against Teva Pharmaceuticals USA, Inc. (Teva) and Catalent Pharma Solutions, LLC (Catalent) in the US District Court for the District of Delaware.   In May 2019, AstraZeneca filed a Second Amended Complaint in each of those actions adding allegations that their proposed generic versions of Symbicort, if approved and marketed, would infringe AstraZeneca’s US Patent No. 10,166,247 (the ‘247 patent). In June 2019, Teva and Catalent responded to the Second Amended Complaint and alleged that their proposed generic product does not infringe the ‘247 patent and/or that the ‘247 patent is invalid and/or unenforceable. AstraZeneca is no longer asserting patent infringement of US Patent No. 7,967,011 against Teva and Catalent. A combined trial of the Mylan and 3M matter and the Teva and Catalent matter has been scheduled for June 2020.

Product liability litigation

Nexium and Losec/Prilosec

As previously disclosed, in the US, AstraZeneca is defending various lawsuits brought in federal and state courts involving multiple plaintiffs claiming that they have been diagnosed with various injuries following treatment with proton pump inhibitors, including Nexium and Prilosec. In May 2017, counsel for a group of such plaintiffs claiming that they have been diagnosed with kidney injuries filed a motion with the Judicial Panel on Multidistrict Litigation (JPML) seeking the transfer of any currently pending federal court cases as well as any similar, subsequently filed cases to a co-ordinated and consolidated pre-trial multidistrict litigation (MDL) proceeding. In August 2017, the JPML granted the motion and consolidated the pending federal court cases in an MDL proceeding in federal court in New Jersey for pre-trial purposes. In July 2019, counsel for a similarly defined group of plaintiffs with claims pending in New Jersey state courts petitioned the New Jersey State Administrative Director of the Courts to centralise judicial management of all plaintiffs’ claims alleging kidney injuries pending in that State in a co-ordinated multicounty litigation proceeding.

As previously disclosed, in Canada, in July and August 2017, AstraZeneca was served with three putative class action lawsuits. Two of the lawsuits seek authorisation to represent individual residents in Canada who allegedly suffered kidney injuries from the use of proton pump inhibitors, including Nexium and Losec, and the third, pending in Quebec, seeks authorisation to represent such individual residents in Quebec.

Government investigations/proceedings

Toprol-XL

Louisiana Attorney General Litigation

As previously disclosed, in the US, in April 2019, a Louisiana state court (the Court) granted AstraZeneca’s motion for summary judgment dismissing a state court civil complaint filed by the Attorney General for the State of Louisiana (the State), alleging that AstraZeneca had engaged in unlawful monopolisation and unfair trade practices in connection with enforcement of its patents for Toprol-XL causing the State government to pay increased prices for Toprol-XL, and entered judgment in AstraZeneca’s favour. The State is appealing the Court’s ruling.

Matters disclosed in respect of the first quarter of 2019 and to 26 April 2019.

Patent litigation

Imfinzi

US patent proceedings

As previously disclosed, in July 2017, Bristol-Myers Squibb, E.R. Squibb & Sons LLC, Ono Pharmaceutical Co and Tasuku Honjo filed a patent infringement action in the US District Court for the District of Delaware (the District Court) relating to AstraZeneca’s commercialisation of Imfinzi. A trial has been scheduled for October 2020; discovery is ongoing.

Calquence

US patent proceedings

As previously disclosed, in November 2017, Pharmacyclics LLC (Pharmacyclics, a company in the AbbVie group) filed a patent infringement lawsuit in the US District Court for the District of Delaware (the District Court) against Acerta Pharma and AstraZeneca relating to Calquence. A trial has been scheduled for June 2020.

In April 2018, AstraZeneca and Acerta Pharma filed a complaint in the District Court against Pharmacyclics and AbbVie, Inc. alleging that their drug, Imbruvica, infringes a US patent owned by Acerta Pharma. In November 2018, Janssen Biotech, Inc. intervened as a defendant. A trial has been scheduled for January 2021.

Faslodex
Patent proceedings outside the US

As previously disclosed, in Germany, in January 2017, the German Federal Patent Court declared the German part of European Patent No. EP 1,250,138 (the ‘138 patent) invalid. In April 2019, the German Federal Court of Justice upheld the January 2017 decision and determined the ‘138 patent to be invalid.

Brilinta

Patent proceedings outside the US

As previously disclosed, in Canada, in September 2017, Apotex Inc. (Apotex) challenged the patents listed on the Canadian Patent Register with reference to Brilinta. AstraZeneca discontinued the proceeding against Apotex in February 2019 after Apotex withdrew its challenge.

Farxiga

US patent proceedings

As previously disclosed, in May 2018, AstraZeneca initiated ANDA litigation against Zydus Pharmaceuticals (USA) Inc. (Zydus) in the US District Court for the District of Delaware (the District Court). In January 2019, following a stipulation filed by the parties, the District Court dismissed claims related to US Patent Nos. 7,851,502, 7,919,598, 8,221,786, 8,361,972, 8,501,698, and 8,716,251. AstraZeneca continues to allege that Zydus’ generic version of Farxiga, if approved and marketed, would infringe AstraZeneca’s US Patents Nos. 6,414,126, 6,515,117, and 8,685,934. A trial is scheduled for February 2021.

Symbicort

US patent proceedings

As previously disclosed, in October 2018 AstraZeneca initiated ANDA litigation against Mylan Pharmaceuticals Inc., Mylan Laboratories Limited, Mylan Inc., and Mylan N.V. in the US District Court for the District of Delaware and in the US District Court for the Northern District of West Virginia. In March 2019, following stipulations filed by the parties, the Delaware and West Virginia Courts dismissed without prejudice Mylan Laboratories Limited, Mylan Inc., and Mylan N.V. from those actions.

Product liability litigation

Farxiga and Xigduo XR

As previously disclosed, in several jurisdictions in the US, AstraZeneca has been named as a defendant in lawsuits involving plaintiffs claiming physical injury, including diabetic ketoacidosis and kidney failure, from treatment with Farxiga and/or Xigduo XR.  In April 2017, the Judicial Panel on Multidistrict Litigation ordered transfer of any currently pending cases as well as of any similar, subsequently filed cases to a co-ordinated and consolidated pre-trial multidistrict litigation proceeding in the US District Court for the Southern District of New York. A majority of these claims have been resolved or dismissed.

Nexium and Losec/Prilosec

As previously disclosed, in the US, AstraZeneca is defending various lawsuits brought in federal and state courts involving multiple plaintiffs claiming that they have been diagnosed with various injuries following treatment with proton pump inhibitors, including Nexium and Prilosec. In May 2017, counsel for a group of such plaintiffs claiming that they have been diagnosed with kidney injuries filed a motion with the Judicial Panel on Multidistrict Litigation (JPML) seeking the transfer of any currently pending federal court cases as well as any similar, subsequently filed cases to a co-ordinated and consolidated pre-trial multidistrict litigation (MDL) proceeding. In August 2017, the JPML granted the motion and consolidated the pending federal court cases in an MDL proceeding in federal court in New Jersey for pre-trial purposes.

As previously disclosed, in Canada, in July and August 2017, AstraZeneca was served with three putative class action lawsuits. Two of the lawsuits seek authorisation to represent individual residents in Canada who allegedly suffered kidney injuries from the use of proton pump inhibitors, including Nexium and Losec, and the third, pending in Quebec, seeks authorisation to represent such individual residents in Quebec.

Commercial litigation

Toprol-XL

Aralez litigation

As previously disclosed, in October 2016, AstraZeneca completed its sale of certain assets related to the US rights to Toprol-XL and AstraZeneca’s authorised generic metoprolol succinate product to Aralez Pharmaceuticals Trading DAC (Aralez). In August 2018, Aralez commenced voluntary insolvency proceedings and AstraZeneca filed a proof of claim in those proceedings asserting its unsecured claims. In October 2018, Aralez filed a motion in the Bankruptcy Court seeking to sell the US rights to Toprol-XL and its authorised generic and AstraZeneca filed an objection to the proposed sale. In March 2019, AstraZeneca entered into an agreement with the senior secured creditor and the settlement has now been approved by the Bankruptcy Court, bringing this matter to a close.

Government investigations/proceedings

Toprol-XL

Louisiana Attorney General Litigation

As previously disclosed, in the US, in March 2015, AstraZeneca was served with a state court civil complaint filed by the Attorney General for the State of Louisiana (the State) alleging that, in connection with enforcement of its patents for Toprol-XL, it had engaged in unlawful monopolisation and unfair trade practices, causing the State government to pay increased prices for Toprol-XL. In April 2019, a Louisiana state court heard oral argument on and granted AstraZeneca’s motion for summary judgment, ordering the dismissal of the State’s complaint and judgment to be entered in AstraZeneca’s favour.

Synagis

Litigation in New York

As previously disclosed, in the US, in June 2011, MedImmune received a demand from the US Attorney’s Office for the Southern District of New York requesting certain documents related to the sales and marketing activities of Synagis. In July 2011, MedImmune received a similar court order to produce documents from the Office of the Attorney General for the State of New York Medicaid and Fraud Control Unit pursuant to what the government attorneys advised was a joint investigation. MedImmune has cooperated with these inquiries. In March 2017, MedImmune was served with a lawsuit filed in US Federal Court in New York by the Attorney General for the State of New York alleging that MedImmune inappropriately provided assistance to a single specialty-care pharmacy. In September 2018, the US Federal Court in New York denied MedImmune’s motion to dismiss the lawsuit brought by the Attorney General for the State of New York.

In June 2017, MedImmune was served with a lawsuit in US Federal Court in New York by a relator under the qui tam (whistleblower) provisions of the federal and certain state False Claims Acts. The lawsuit was originally filed under seal in April 2009 and alleges that MedImmune made false claims about Synagis. In November 2017, MedImmune was served with an amended complaint in which the relator set forth additional false claims allegations relating to Synagis. In September 2018, the US Federal Court in New York dismissed the relator’s lawsuit. In January 2019, relator appealed the decision of the US Federal Court in New York.

Tax

As previously disclosed, on 25 April 2019, the EC issued its decision on the State aid review of UK Controlled Foreign Company Group Financing Exemption (FCPE). The EC has concluded that part of the UK measures were unlawful and incompatible State aid and have instructed recovery of the State Aid. The UK Government and the Company have appealed the decision. Given the complexities of the ruling, tax legislation and the ongoing appeal, the Company has been unable to estimate reliably any additional liability at this time; this is not, however, expected to be material.